CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 32,235	$ 36,784
Short-term bank deposits	6,147	1,789
Restricted deposit	6,101	7,818
Trade receivables (net of allowance for doubtful accounts of $959 and $809 at December 31, 2012 and 2013, respectively)	12,634	17,920
Unbilled accounts receivable	2,388	2,394
Other accounts receivable and prepaid expenses (Note 3)	2,379	2,671
Inventories (Note 4)	8,352	8,535
Deferred income taxes (Note 14)	599	502
Total current assets	70,835	78,413
LONG-TERM INVESTMENTS AND RECEIVABLES:
Long-term trade receivables	690	1,048
Long-term deposits and restricted bank deposits	35	48
Severance pay fund	2,589	2,220
Deferred income taxes (Note 14)	46
Total long-term investments and receivables	3,360	3,316
PROPERTY AND EQUIPMENT, NET (Note 5)	7,280	7,122
OTHER INTANGIBLE ASSETS, NET (Note 6)	895	171
GOODWILL (Note 7)	5,417	2,014
Total assets	87,787	91,036
CURRENT LIABILITIES:
Short-term bank credit (Note 8)	5,764	5,358
Current maturities of long-term bank debt (Note 10)	506	33
Trade payables	3,916	6,725
Customer advances	4,226	6,895
Other accounts payable and accrued expenses (Note 9)	9,431	10,200
Deferred income taxes (Note 14)	34
Total current liabilities	23,877	29,211
LONG-TERM LIABILITIES:
Long-term bank debt and other long-term payables (Note 10)	1,912	6
Deferred income taxes (Note 14)	301	210
Accrued severance pay	4,157	3,283
Total long-term liabilities	6,370	3,499
COMMITMENTS AND CONTINGENT LIABILITIES (Note 11)
SHAREHOLDERS' EQUITY (Note 12):
Share capital - Ordinary shares of NIS 1 par value - Authorized: 39,748,000 shares at December 31, 2012 and December 31, 2013; Issued and outstanding: 16,098,022 shares at December 31, 2012 and 16,147,522 shares at December 31, 2013	4,901	4,887
Additional paid-in capital	68,371	66,183
Accumulated other comprehensive income	7,114	4,749
Foreign currency translation adjustments (Company's standalone financial statements)	1,349	2,224
Accumulated deficit	(24,180)	(19,717)
Total Magal shareholders' equity	57,555	58,326
Non controlling interest	(15)
Total shareholders' equity	57,540	58,326
Total liabilities and shareholders' equity	$ 87,787	$ 91,036